Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 17,012	$ 17,343
Accumulated amortization	15,783	15,408
Amortized cost	1,229	1,935
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	639	639
Accumulated amortization	639	639
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,963	4,975
Accumulated amortization	4,963	4,942
Customer related intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	7,847	8,061
Accumulated amortization	7,080	6,799
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	840	868
Accumulated amortization	730	691
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,723	2,800
Accumulated amortization	$ 2,371	$ 2,337